Accrued Liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2026	Jan. 31, 2026
Accrued Liabilities
Accrued compensation and benefits	$ 41,260	$ 42,502
Accrued contingent consideration	17,541	10,761
Accrued professional fees	3,093	2,307
Other accrued liabilities	47,641	18,311
Total	$ 109,535	$ 73,881